Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Profit (loss) before income tax	S/ (131,900)	S/ (535,271)	S/ 168,408
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	98,504	112,318	125,419
Amortization	98,621	107,499	112,072
Impairment of inventories	791	4,503
Impairment of accounts receivable and other accounts receivable	134,964	290,491	65,076
Reversal of impairment of inventories	(821)	(4,752)	(26,993)
Debt condonation	(9,451)	(18,186)
Impairment of property, plant and equipment		20,018	5,664
Impairment of intangible assets		45,821
Reversal of impairment of accounts receivable		(19,448)
Reversal of impairment of intangible assets		(20,676)
Indemnification			686
Change in the fair value of the liability for put option	245	4,697	(6,122)
Other provisions	126,896	186,894	75,369
Financial expense, net	225,212	167,872	177,649
Impairment of investment	38	384
Incremental cost accrued	8,875
Share of the profit and loss of associates and joint ventures accounted for using the equity method	(770)	218,774	3,709
Reversal of provisions	(33,264)	(7,471)	(6,218)
Disposal (reversal) of assets	8,895	349	16,327
Profit on sale of property, plant and equipment	(2,322)	(11,892)	7,105
Loss on sale from available-for-sale financial assets			1,529
Profit on sale of investments in subsidiaries			(73,642)
Profit on remeasurement of accounts receivable	(25,888)	45,363	25,110
Net variations in assets and liabilities:
Trade accounts receivable and working in progress	131,674	457,709	(236,011)
Other accounts receivable	(46,117)	148,833	190,354
Other accounts receivable from related parties	(20,641)	(11,178)	24,609
Inventories	22,578	(34,091)	200,575
Pre-paid expenses and other assets	(823)	4,964	18,309
Trade accounts payable	(42,062)	58,973	10,917
Other accounts payable	(58,011)	(292,184)	(311,848)
Other accounts payable to related parties	3,591	(24,461)	92,613
Other provisions	(9,051)	(1,134)	(6,615)
Interest payment	(137,369)	(172,377)	(188,704)
Payments for purchases of intangibles - Concessions	(3,519)	(25,917)	(10,305)
Payment of income tax	(112,851)	(94,669)	(175,769)
Net cash provided by operating activities	226,024	601,755	279,273
INVESTING ACTIVITIES
Sale of investment			229,045
Sale of property, plant and equipment	9,118	18,607	31,852
Sale of non-current assets held for sale, net			16,244
Interest received	4,292	6,552	36,508
Dividends received	2,318	1,517	1,823
Payment for purchase of investments properties	(98)	(88)	(209)
Payments for intangible purchase	(46,767)	(84,201)	(86,799)
Payments for purchase and contributions on investment in associate and joint ventures			(3,770)
Payments for property, plant and equipment purchase	(33,596)	(93,017)	(80,765)
Net cash applied to investing activities	(64,733)	(150,630)	143,929
FINANCING ACTIVITIES
Loans received	185,644	644,312	1,018,744
Amortization of loans received	(275,163)	(1,130,301)	(1,265,920)
Amortization of bonds issued	(37,981)	(31,335)	(28,914)
Payment for transaction costs for debt	0	(4,770)	0
Dividends paid to non-controlling interest	(82,412)	(12,762)	(102,772)
Cash received (return of contributions) from non-controlling shareholders	(15,725)	(32,996)	(59,053)
Capital increase	0	280,636	137,603
Acquisition or sale of interest in a subsidiary of non-controlling shareholders			389
Net cash applied to financing activities	(225,637)	(287,216)	(299,923)
Net increase (net decrease) in cash	(64,346)	163,909	123,279
Exchange difference	13,813	(20,303)	57,756
Cash and cash equivalents at the beginning of the year	950,701	807,095	626,060
Cash and cash equivalents at the end of the year	900,168	950,701	807,095
NON-CASH TRANSACTIONS:
Capitalization of interests	4,887	7,229	3,361
Acquisition of assets through finance leases	71	3,851	2,365
Accounts payable to the non-controlling interest for purchase of investments			14,022
Return of contribution in inventories			25,389
Acquisition of right-of-use assets	12,075	101,745	0
Deconsolidation from non-controlling interest	0	S/ 0	S/ 54,069
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur	24,157
Acquisition of supplier bonds	S/ 25,871